Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Income Tax
Income tax expense	$ 4	$ 4	$ 18	$ 14
Valuation allowance on net deferred tax assets	9		9
United States
Income Tax
Aggregate income tax provision						$ 30
Total liability	$ 21		$ 21		$ 21